INVENTORIES, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Total prepayments, net	$ 17,545,153
Diamonds [Member]
Inventory [Line Items]
Total prepayments, net	17,178,241
Platinum [Member]
Inventory [Line Items]
Total prepayments, net	$ 366,912